Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
REVENUES	$ 170,860	$ 151,294	$ 126,883
COST OF REVENUES	54,879	49,043	42,399
GROSS MARGIN	115,981	102,251	84,484
EXPENSES
Sales and marketing	20,404	16,681	13,765
Research and development	28,077	25,881	21,269
General and administrative	20,333	20,509	15,691
Other charges (Note 17)	2,876	6,512	2,364
Amortization of intangible assets	21,715	17,999	14,202
	93,405	87,582	67,291
INCOME FROM OPERATIONS	22,576	14,669	17,193
INTEREST EXPENSE	(1,088)	(993)	(45)
INVESTMENT INCOME	333	57	73
INCOME BEFORE INCOME TAXES	21,821	13,733	17,221
INCOME TAX EXPENSE (RECOVERY) (Note 16)
Current	2,784	1,768	2,078
Deferred	3,978	2,353	(853)
	6,762	4,121	1,225
NET INCOME	$ 15,059	$ 9,612	$ 15,996
EARNINGS PER SHARE (Note 14)
Basic (in Dollars per share)	$ 0.21	$ 0.15	$ 0.26
Diluted (in Dollars per share)	$ 0.21	$ 0.15	$ 0.25
WEIGHTED AVERAGE SHARES OUTSTANDING (thousands)
Basic (in Shares)	70,559	62,841	62,556
Diluted (in Shares)	71,584	64,370	63,860